RISK MANAGEMENT - Loan portfolio given as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management [abstract]
Loan portfolio delivered as collateral	$ 0	$ 0